Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Short-term borrowings [Abstract]
Total	[1]	¥ 1,486,733	¥ 841,758
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	2,929,313	3,109,606
Bonds and notes issued	[3]	4,791,628	4,781,665
Subtotal		7,720,941	7,891,271
Trading balances of secured borrowings		54,724	24,498
Total		7,775,665	7,915,769
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	832,589	925,215
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,376,346	1,048,497
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	744,275	848,470
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	242,612	265,154
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	899,765	978,438
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	696,041	715,891
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	525,124	313,000
Bank borrowings	[1]	565,130	77,101
Other	[1]	¥ 396,479	¥ 451,657

[1]	Includes secured borrowings of ¥173,690 million as of March 31, 2019 and ¥170,290 million as of March 31, 2020.
[2]	Includes secured borrowings of ¥65,517 million as of March 31, 2019 and ¥72,543 million as of March 31, 2020.
[3]	Includes secured borrowings of ¥910,224 million as of March 31, 2019 and ¥774,319 million as of March 31, 2020.